Available-for-sale securities	12 Months Ended
Dec. 31, 2012
Available-for-sale securities [Text Block]

6. Available-for-sale securities

At December 31, 2011 and 2012, the fair values of available-for-sale securities held by the Group are as follows:

	December 31, 2011
		Foreign
		currency	Gross
		translation	unrealized	Impairment
	Cost	adjustment	gain/(loss)	loss	Fair value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Current portion:
Equity securities	30,192	(1,869)	(5,493)	-	22,830
Non-current portion:
Convertible promissory note	1,334	-	-	(1,334)	-
Corporate debt securities	11,360	(1,395)	883	-	10,848
	12,694	(1,395)	883	(1,334)	10,848
Total available-for-sale securities	42,886	(3,264)	(4,610)	(1,334)	33,678

	December 31, 2012
		Foreign
		currency	Gross
		translation	unrealized	Impairment	Fair	Fair
	Cost	adjustment	gain	loss	value	value
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Current portion:
Equity securities	30,192	(2,156)	2,967	(20,427)	10,576	1,698
Non-current portion:
Corporate debt securities	11,360	(1,496)	1,368	-	11,232	1,803
Total available-for-sale securities	41,552	(3,652)	4,335	(20,427)	21,808	3,501

The fair values of equity securities and corporate debt securities are based on quoted market prices at each reporting date. The fair value of the convertible promissory note was determined using the income approach.

The corporate debt securities held by the Group as of December 31, 2012 are interest-bearing at 4.625 - 7.5% per annum and are publicly traded outside the PRC.

On August 23, 2010, the Group purchased a US$4,500,000 (RMB29,700,000) convertible debenture from Isotechnika Pharma Inc. (“Isotechnika”) with interest rate of 7% per annum. The convertible debenture carries a three-year maturity from issuance and the Group can convert the debenture into Isotechnika’s common shares anytime before maturity at a fixed rate of Canadian Dollar (“CAD”) 0.155 per share. During the year ended December 31, 2010, the Group converted the entire debenture into 30,734,877 common shares and recorded the converted shares as equity securities in available-for-sale securities. The Group holds a 16.1% equity investment in Isotechnika and has appointed one member to Isotechnika’s six-member board of directors.

The share price of Isotechnika’s common shares decreased from CAD0.155 as of the conversion date to CAD0.04 as of September 30, 2012. Since the investment cost exceeded its fair value for more than 12 months as of September 30, 2012, the Group recognised an impairment loss of US$3,279,000 (RMB20,427,000) in September 2012. The share price recovered to CAD0.055 as of December 31, 2012, resulting in an unrealized gain of US$437,000 (RMB2,721,000) being recognized in other comprehensive income for the year ended December 31, 2012. Refer to Note 24 for details.

On November 30, 2010, the Group purchased a convertible promissory note (the “Note”) with par value of US$200,000 (RMB1,334,000) and an annual interest rate of 7.5% compounded on a quarterly basis. The Group determined that there was other-than-temporary impairment in the Note and recorded an impairment loss of US$200,000 (RMB1,334,000) in the year ended December 31, 2011. Refer to Note 24 for details.

(a) Impairment loss on available-for-sale securities

The Group evaluates whether unrealized losses on available-for-sale securities indicate other-than-temporary impairment.

Other than the impairment loss recorded for the investment in Isotechnika, there were no indicators of other-than-temporary impairment of the Group’s available-for-sale securities held as of December 31, 2012.

An unrealized holding gain of RMB21,335,000, unrealized holding loss of RMB26,545,000 and unrealized holding gain of RMB8,945,000 (US$1,436,000) on available-for-sale securities was recognized in accumulated other comprehensive income for the years ended December 31, 2010, 2011 and 2012, respectively.

Other-than-temporary impairment of available-for-sale securities is analyzed as follows:

	Year ended December 31,
	2010	2011	2012	2012
	RMB’000	RMB’000	RMB’000	US$’000
Balance at beginning of year	-	-	1,334	214
Addition during the year	-	1,334	20,427	3,279
Balance at end of year	-	1,334	21,761	3,493

(b) Maturity information of available-for-sale securities at year-end

Maturities of the Group’s corporate debt securities classified as non-current available-for-sale are as follows:

	Year ended December 31,
	2012	2012
	RMB’000	US$’000
Due in one through five years	7,514	1,206
Due after five years through ten years	3,718	597

Total	11,232	1,803